Significant Accounting Policies (Policies)	Nov. 18, 2019
Accounting Policies [Abstract]
Basis of Accounting
As permitted by the rules and regulations of the SEC, the Companies’ accompanying unaudited Consolidated Financial Statements contain certain condensed financial information and exclude certain footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with GAAP. These unaudited Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and Notes in the Companies’ Annual Report on Form
10-K
for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019.

Estimates
The Companies make certain estimates and assumptions in preparing their Consolidated Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from those estimates.

Consolidation
The Companies’ accompanying unaudited Consolidated Financial Statements include, after eliminating intercompany transactions and balances, their accounts, those of their respective majority-owned subsidiaries and non-wholly-owned
entities in which they have a controlling financial interest. For certain partnership structures, income is allocated based on the liquidation value of the underlying contractual arrangements. At December 31, 2018, Dominion Energy owned the general partner, 60.9% of the common units and 37.5% of the convertible preferred interests in Dominion Energy Midstream, with the public’s ownership interest reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements. In January 2019, Dominion Energy acquired all outstanding partnership interests not owned by Dominion Energy and Dominion Energy Midstream became a wholly-owned subsidiary of Dominion Energy. Subsequent to this activity, as a result of the Dominion Energy Gas Restructuring, Dominion Energy Gas is considered to have acquired all of the outstanding partnership interests of Dominion Energy Midstream and Dominion Energy Midstream has become a wholly-owned subsidiary of Dominion Energy Gas. Also, at September 30, 2019, Dominion Energy owns 50% of the units in and consolidates Four Brothers and Three Cedars. GIP’s ownership interest in Four Brothers and Three Cedars, as well as Terra Nova Renewable Partners’ 33% interest in certain Dominion Energy merchant solar projects, is reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements. Terra Nova Renewable Partners has a future option to buy all or a portion of Dominion Energy’s remaining 67% ownership in the projects upon the occurrence of certain events, none of which had occurred at September 30, 2019 nor are expected to occur in the remainder of 2019.

Reclassifications
Certain amounts in the Companies’ 2018 Consolidated Financial Statements and Notes have been reclassified to conform to the 2019 presentation for comparative purposes; however, such reclassifications did not affect the Companies’ net income, total assets, liabilities, equity or cash flows.

Cash, Restricted Cash and Equivalents
Cash, Restricted Cash and Equivalents
The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the nine months ended September 30, 2019 and 2018:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period

	September 30, 2019	September 30, 2018	December 31, 2018	December 31, 2017

(millions)
Dominion Energy

Cash and cash equivalents	$378	$310	$268	$120
Restricted cash and equivalents (1)	62	77	123	65

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$440	$387	$391	$185

Virginia Power
Cash and cash equivalents	$29	$22	$29	$14
Restricted cash and equivalents (1)	8	10	9	10

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$37	$32	$38	$24

Dominion Energy Gas

Cash and cash equivalents (2)	$74	$85	$108	$18
Restricted cash and equivalents (1)	12	46	90	39

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$86	$131	$198	$57

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.

(2)
At September 30, 2019, September 30, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $10 million, $3 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.

Property, Plant and Equipment
Property, Plant and Equipment
In January 2019, Virginia Power committed to a plan to retire certain automated meter reading infrastructure associated with its electric operations before the end of its useful life and replace such equipment with more current AMI technology. As a result, Virginia Power recorded a charge of $160 million ($119 million after-tax)
in the first quarter of 2019, included in impairment of assets and other charges in its Consolidated Statements of Income. This charge is considered a component of Virginia Power’s base rates deemed recovered under the GTSA, subject to review as discussed in Note 13 to the Consolidated Financial Statements in Virginia Power’s Annual Report on Form
10-K
for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019.
In March 2019, Virginia Power committed to retire certain electric generating units before the end of their useful lives and completed the retirement of certain units at six facilities representing 1,292 MW of electric generating capacity, which had previously been placed in cold reserve. An additional unit at Possum Point power station will be retired after it meets its capacity obligation to PJM in 2021. As a result, Virginia Power recorded a charge of $369 million ($275 million after-tax)
in the first quarter of 2019, primarily included in impairment of assets and other charges in its Consolidated Statements of Income. This charge is considered a component of Virginia Power’s base rates deemed recovered under the GTSA, subject to review as discussed in Note 13 to the Consolidated Financial Statements in Virginia Power’s Annual Report on Form
10-K
for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019.
In May 2019, Virginia Power abandoned a coal rail project at its Mt. Storm generating facility. As a result, Virginia Power recorded a charge of $62 million ($46 million after-tax)
in the second quarter of 2019, included in impairment of assets and other charges in its Consolidated Statements of Income.
In September 2019, Dominion Energy and Virginia Power abandoned certain property, plant and equipment before the end of its useful life. As a result, Dominion Energy recorded a charge of $26 million ($19 million after-tax)
and Virginia Power recorded a charge of $17 million ($12 million after-tax),
included in impairment of assets and other charges in their Consolidated Statements of Income for the three and nine months ended September 30, 2019.

Leases
Leases
The Companies lease certain assets including vehicles, real estate, office equipment and other operational assets under both operating and finance leases. For the Companies’ operating leases, rent expense is recognized on a straight-line basis over the term of the lease agreement, subject to regulatory framework. Rent expense associated with operating leases, short-term leases and variable leases is primarily recorded in other operations and maintenance expense in the Companies’ Consolidated Statements of Income. Rent expense associated with finance leases results in the separate presentation of interest expense on the lease liability and amortization expense of the related right-of-use
asset in the Companies’ Consolidated Statements of Income.
Certain of the Companies’ leases include one or more options to renew, with renewal terms that can extend the lease from one to 70 years. The exercise of renewal options is solely at the Companies’ discretion and is included in the lease term if the option is reasonably certain to be exercised. A right-of-use
asset and corresponding lease liability for leases with original lease terms of one year or less are not included in the Consolidated Balance Sheets, unless such leases contain renewal options that the Companies are reasonably certain will be exercised. Additionally, certain of the Companies’ leases contain escalation clauses whereby payments are adjusted for consumer price or other indices or contain fixed dollar or percentage increases. The Companies also have leases with variable payments based upon usage of, or revenues associated with, the leased assets.
The determination of the discount rate utilized has a significant impact on the calculation of the present value of the lease liability included in the Companies’ Consolidated Balance Sheets. For the Companies’ fleet of leased vehicles, the discount rate is equal to the prevailing borrowing rate earned by the lessor. For the Companies’ remaining leased assets, the discount rate implicit in the lease is generally unable to be determined from a lessee perspective. As such, the Companies use internally-developed incremental borrowing rates as a discount rate in the calculation of the present value of the lease liability. The incremental borrowing rates are determined based on an analysis of the Companies’ publicly available unsecured borrowing rates, adjusted for a collateral discount, over various lengths of time that most closely correspond to the Companies’ lease maturities.
In addition, Dominion Energy acts as lessor under certain power purchase agreements in which the counterparty or counterparties purchase substantially all of the output of certain solar facilities. These leases are considered operating in nature. For such leasing arrangements, rental revenue and an associated accounts receivable are recorded when the monthly output of the solar facility is determined. Depreciation on these solar facilities is computed on a straight-line basis over an estimated useful life of 30 years.

New Accounting Standards
New Accounting Standards
Leases
In February 2016, the FASB issued revised accounting guidance for the recognition, measurement, presentation and disclosure of leasing arrangements. The update requires that a liability and corresponding right-of-use
asset are recorded on the balance sheet for all leases, including those leases classified as operating leases, while also refining the definition of a lease. In addition, lessees are required to disclose key information about the amount, timing and uncertainty of cash flows arising from leasing arrangements. Lessor accounting remains largely unchanged.
The guidance became effective for the Companies’ interim and annual reporting periods beginning January 1, 2019. The Companies adopted this revised accounting guidance using a modified retrospective approach, which requires lessees and lessors to recognize and measure leases at the date of adoption. Under this approach, the Companies utilized the transition practical expedient to maintain historical presentation for periods before January 1, 2019. The Companies also applied the other practical expedients, which required no reassessment of whether existing contracts are or contain leases, no reassessment of lease classification for existing leases and no reassessment of existing or expired land easements that were not previously accounted for as leases. In connection with the adoption of this revised accounting guidance, Dominion Energy, Virginia Power and Dominion Energy Gas recorded $504 million, $209 million and $64 million, respectively, of offsetting right-of-use
assets and liabilities for operating leases in effect at the adoption date. As a result of the Dominion Energy Gas Restructuring, $25 million of such right-or-use
assets and liabilities for operating leases recorded at Dominion Energy Gas were associated with discontinued operations. See Note 15 for additional information.

Fair Value Measurements
The Companies enter into certain physical and financial forwards, futures, options and swaps, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards, futures, and swaps contracts. An option model is used to value Level 3 physical options. The discounted cash flow model for forwards, futures, and swaps calculates mark-to-market valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return, and credit spreads. The option model calculates mark-to-market valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices, and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.

Regulatory Matters Involving Potential Loss Contingencies
Regulatory Matters Involving Potential Loss Contingencies
As a result of issues generated in the ordinary course of business, the Companies are involved in various regulatory matters. Certain regulatory matters may ultimately result in a loss; however, as such matters are in an initial procedural phase, involve uncertainty as to the outcome of pending reviews or orders, and/or involve significant factual issues that need to be resolved, it is not possible for the Companies to estimate a range of possible loss. For regulatory matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the regulatory process such that the Companies are able to estimate a range of possible loss. For regulatory matters that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any estimated range is based on currently available information, involves elements of judgment and significant uncertainties and may not represent the Companies’ maximum possible loss exposure. The circumstances of such regulatory matters will change from time to time and actual results may vary significantly from the current estimate. For current matters not specifically reported below, management does not anticipate that the outcome from such matters would have a material effect on the Companies’ financial position, liquidity or results of operations.

Commitments and Contingencies
As a result of issues generated in the ordinary course of business, the Companies are involved in legal proceedings before various courts and are periodically subject to governmental examinations (including by regulatory authorities), inquiries and investigations. Certain legal proceedings and governmental examinations involve demands for unspecified amounts of damages, are in an initial procedural phase, involve uncertainty as to the outcome of pending appeals or motions, or involve significant factual issues that need to be resolved, such that it is not possible for the Companies to estimate a range of possible loss. For such matters that the Companies cannot estimate, a statement to this effect is made in the description of the matter. Other matters may have progressed sufficiently through the litigation or investigative processes such that the Companies are able to estimate a range of possible loss. For legal proceedings and governmental examinations that the Companies are able to reasonably estimate a range of possible losses, an estimated range of possible loss is provided, in excess of the accrued liability (if any) for such matters. Any accrued liability is recorded on a gross basis with a receivable also recorded for any probable insurance recoveries. Estimated ranges of loss are inclusive of legal fees and net of any anticipated insurance recoveries. Any estimated range is based on currently available information and involves elements of judgment and significant uncertainties. Any estimated range of possible loss may not represent the Companies’ maximum possible loss exposure. The circumstances of such legal proceedings and governmental examinations will change from time to time and actual results may vary significantly from the current estimate. For current proceedings not specifically reported below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the Companies’ financial position, liquidity or results of operations.

Guarantees, Surety Bonds and Letters of Credit
Dominion Energy also enters into guarantee arrangements on behalf of its consolidated subsidiaries, primarily to facilitate their commercial transactions with third parties. If any of these subsidiaries fail to perform or pay under the contracts and the counterparties seek performance or payment, Dominion Energy would be obligated to satisfy such obligation. To the extent that a liability subject to a guarantee has been incurred by one of Dominion Energy’s consolidated subsidiaries, that liability is included in the Consolidated Financial Statements. Dominion Energy is not required to recognize liabilities for guarantees issued on behalf of its subsidiaries unless it becomes probable that it will have to perform under the guarantees. Terms of the guarantees typically end once obligations have been paid. Dominion Energy currently believes it is unlikely that it would be required to perform or otherwise incur any losses associated with guarantees of its subsidiaries’ obligations.